Related Party Transactions - Schedule of Related Party Transactions of Rental Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party transactions	$ 133	$ 129	$ 133
Zhao Jian Fu Co., Ltd.[Member]
Related Party Transaction [Line Items]
Related party transactions	83	80	83
Panatoz Corporation [Member]
Related Party Transaction [Line Items]
Related party transactions	48	47	48
Fu-Feng Kuo [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 2	$ 2	$ 2